Equity - Balance of treasury shares (Detail) - Treasury shares [member] - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates	19,283,471	16,195,439	19,974,556
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates	19,283,471	16,195,439
Number of treasury shares granted with right of use	14,083,439	9,515,384
Number of treasury shares outstanding	33,366,910	25,710,823